Reverse Recapitalization (Tables)	6 Months Ended
Jun. 30, 2022
Reverse Recapitalization [Abstract]
Summary of Business Acquisition Elements Reconciled To Consolidated Financial Statements	The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statements of stockholders’ equity for the six months ended June 30, 2022 (in thousands):

Cash - CCAC’s trust and cash (net of redemption)	$13,414
Cash - PIPE	36,950
Less: transaction costs and advisory fees paid	(6,609)

Net cash from Business Combination and PIPE Financing	43,755
Less non-cash net liabilities assumed from CCAC	(15,955)

Net contributions from Business Combination and PIPE Financing	$27,800

Summary of Number of Shares of Common Stock Issued Immediately Following The Consummation of The Business Combination
The number of shares of common stock issued immediately following the consummation of the Business Combination were:

CCAC Class A Ordinary Shares, outstanding prior to Business Combination	27,600,000
CCAC Class B Ordinary Shares, outstanding prior to Business Combination	6,900,000
Less: redemption of CCAC Class A Ordinary Shares	(26,267,796)
Shares issued from PIPE Financing	3,695,000

Total Shares from Business Combination and PIPE Financing	11,927,204
Legacy Quanergy shares (1)	71,485,143

Total shares of common stock immediately after Business Combination	83,412,347

Summary of Number of Legacy Quanergy Shares	The number of Legacy Quanergy shares was determined as follows:

	Quanergy shares	Quanergy shares, effected for Exchange Ratio
Balance at December 31, 2020	4,696,352	18,221,534
Recapitalization applied to Convertible Preferred Stock outstanding at December 31, 2020	7,695,112	37,548,022
Shares issued upon exercise of options - 2021	20,000	77,595
Shares issued upon exercise of common stock warrants - 2021	2,324	9,016
Issuance of restricted stock awards	300,000	1,163,984
Conversion of 2023 Notes (2)	3,728,147	14,464,992

Total		71,485,143